Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Non-compete agreements	17,400,000	5,886,401	831,095
Software copyright	8,955,000	-	-
Subtotal	26,355,000	5,886,401	831,095
Less: accumulated amortization	(19,638,750)	(5,886,401)	(831,095)
Intangible assets, net	6,716,250	-	-